ANNUAL REPORT

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

December 31, 2021

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Goldman Sachs VIT Government Money Market	Delaware VIP Fund for Income	Delaware VIP Growth & Income	Delaware VIP Special Situations
Assets:
Investments at fair value	$5,000,800	$18,895,224	$47,851,041	$21,577,886

Total assets	$5,000,800	$18,895,224	$47,851,041	$21,577,886

Total net assets	$5,000,800	$18,895,224	$47,851,041	$21,577,886

Units outstanding	472,353	769,565	1,121,617	579,127

Investment shares held	5,000,800	2,947,776	1,415,709	591,497
Investments at cost	$5,000,800	$18,884,449	$44,353,501	$16,603,102

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding

Variable Annuity Fund D	$10.587	472,353	$24.553	769,565	$42.662	1,121,617	$37.259	579,127

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Delaware VIP International	Delaware VIP Growth Equity	Delaware VIP Investment Grade	Delaware VIP Limited Duration Bond
Assets:
Investments at fair value	$18,560,293	$26,454,122	$13,891,644	$7,208,415

Total assets	$18,560,293	$26,454,122	$13,891,644	$7,208,415

Total net assets	$18,560,293	$26,454,122	$13,891,644	$7,208,415

Units outstanding	637,880	767,850	569,311	757,430

Investment shares held	934,086	1,004,338	1,286,265	761,184
Investments at cost	$17,768,528	$14,200,527	$13,814,411	$7,188,768

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding

Variable Annuity Fund D	$29.097	637,880	$34.452	767,850	$24.401	569,311	$9.517	757,430

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Delaware VIP Opportunity	Delaware VIP Total Return	Delaware VIP Equity Income
Assets:
Investments at fair value	$20,600,584	$23,518,202	$22,360,954

Total assets	$20,600,584	$23,518,202	$22,360,954

Total net assets	$20,600,584	$23,518,202	$22,360,954

Units outstanding	818,371	1,434,720	621,989

Investment shares held	1,005,888	1,645,782	1,155,603
Investments at cost	$14,427,325	$19,649,362	$18,789,688

		Units		Units		Units
	Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding

Variable Annuity Fund D	$25.173	818,371	$16.392	1,434,720	$35.951	621,989

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

	Goldman Sachs VIT
	Government Money	Delaware VIP Fund for	Delaware VIP Growth	Delaware VIP Special
	Market	Income	& Income	Situations
Income:
Dividends	$222	$1,023,780	$899,518	$190,523
Expenses:
Mortality and administrative expenses	75,005	278,273	681,167	302,656

Net investment income (loss)	(74,783)	745,507	218,351	(112,133)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(18,254)	20,235	808,809
Realized gain distributions	-	-	-	-

Realized gain (loss)	-	(18,254)	20,235	808,809

Change in unrealized appreciation (depreciation) during the year	-	(52,563)	8,875,657	5,373,253

Net increase (decrease) in net assets from operations	$(74,783)	$674,690	$9,114,243	$6,069,929

	Delaware VIP	Delaware VIP Growth	Delaware VIP	Delaware VIP Limited
	International	Equity	Investment Grade	Duration Bond
Income:
Dividends	$191,189	$7,719	$462,463	$169,694
Expenses:
Mortality and administrative expenses	274,501	354,618	211,036	110,712

Net investment income (loss)	(83,312)	(346,899)	251,427	58,982

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	161,437	2,050,697	34,773	21,361
Realized gain distributions	405,281	1,086,164	492,475	-

Realized gain (loss)	566,718	3,136,861	527,248	21,361

Change in unrealized appreciation (depreciation) during the year	600,347	5,180,297	(1,108,483)	(242,211)

Net increase (decrease) in net assets from operations	$1,083,753	$7,970,259	$(329,808)	$(161,868)

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Delaware VIP Opportunity	Delaware VIP Total Return	Delaware VIP Equity Income
Income:
Dividends	$256,800	$548,995	$427,785
Expenses:
Mortality and administrative expenses	301,777	339,642	329,352

Net investment income (loss)	(44,977)	209,353	98,433

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,256,523	524,230	611,436
Realized gain distributions	344,624	-	-

Realized gain (loss)	1,601,147	524,230	611,436

Change in unrealized appreciation (depreciation) during the year	2,622,298	2,600,805	3,696,037

Net increase (decrease) in net assets from operations	$4,178,468	$3,334,388	$4,405,906

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

	Goldman Sachs VIT Government Money Market		Delaware VIP Fund for Income
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(74,783)	$(38,982)	$745,507	$892,662
Realized gain distributions	-	-	-	-
Realized gains (losses)	-	-	(18,254)	(424,893)
Unrealized appreciation (depreciation) during the year	-	-	(52,563)	534,177

Net increase (decrease) in net assets from operations	(74,783)	(38,982)	674,690	1,001,946

Contract transactions:
Net insurance premiums from contract owners	1,473	1,200	119,614	205,061
Transfers between sub-accounts	(409,433)	976,946	1,306,635	(503,108)
Transfers for contract benefits and terminations	(529,952)	(1,471,266)	(3,199,515)	(3,445,160)
Contract maintenance charges	(2,090)	-	(5,628)	-
Transfers upon closing of sub-accounts	-	4,030,532	-	-

Net increase (decrease) in net assets resulting from contract transactions	(940,002)	3,537,412	(1,778,894)	(3,743,207)

Total increase (decrease) in net assets	(1,014,785)	3,498,430	(1,104,204)	(2,741,261)

Net assets at beginning of period	6,015,586	2,517,156	19,999,427	22,740,688

Net assets at end of period	$5,000,801	$6,015,586	$18,895,223	$19,999,427

	Delaware VIP Growth & Income		Delaware VIP Special Situations
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$218,351	$281,727	$(112,133)	$42,361
Realized gain distributions	-	14,029,100	-	1,637,553
Realized gains (losses)	20,235	(1,535,726)	808,809	(658,482)
Unrealized appreciation (depreciation) during the year	8,875,657	(14,781,938)	5,373,253	(1,963,725)

Net increase (decrease) in net assets from operations	9,114,243	(2,006,837)	6,069,929	(942,293)

Contract transactions:
Net insurance premiums from contract owners	17,286	161,049	6,882	136,381
Transfers between sub-accounts	(725,037)	186,209	(1,436,107)	350,922
Transfers for contract benefits and terminations	(8,200,324)	(9,017,181)	(3,134,146)	(3,485,660)
Contract maintenance charges	(18,661)	-	(7,434)	-
Transfers upon closing of sub-accounts	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(8,926,736)	(8,669,923)	(4,570,805)	(2,998,357)

Total increase (decrease) in net assets	187,507	(10,676,760)	1,499,124	(3,940,650)

Net assets at beginning of period	47,663,534	58,340,294	20,078,762	24,019,412

Net assets at end of period	$47,851,041	$47,663,534	$21,577,886	$20,078,762

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Delaware VIP International		Delaware VIP Growth Equity
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(83,312)	$(271,997)	$(346,899)	$(199,688)
Realized gain distributions	405,281	5,065,422	1,086,164	1,250,006
Realized gains (losses)	161,437	(129,131)	2,050,697	795,042
Unrealized appreciation (depreciation) during the year	600,347	(3,807,316)	5,180,297	3,027,935

Net increase (decrease) in net assets from operations	1,083,753	856,978	7,970,259	4,873,295

Contract transactions:
Net insurance premiums from contract owners	84,376	104,990	120,486	110,939
Transfers between sub-accounts	826,879	22,653	(458,170)	(1,043,443)
Transfers for contract benefits and terminations	(3,081,630)	(3,238,993)	(3,214,189)	(2,259,402)
Contract maintenance charges	(5,965)	-	(6,035)	-
Transfers upon closing of sub-accounts	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(2,176,340)	(3,111,350)	(3,557,908)	(3,191,906)

Total increase (decrease) in net assets	(1,092,587)	(2,254,372)	4,412,351	1,681,389

Net assets at beginning of period	19,652,880	21,907,252	22,041,771	20,360,382

Net assets at end of period	$18,560,293	$19,652,880	$26,454,122	$22,041,771

	Delaware VIP Investment Grade		Delaware VIP Limited Duration Bond
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$251,427	$344,887	$58,982	$119,216
Realized gain distributions	492,475	349,414	-	-
Realized gains (losses)	34,773	87,489	21,361	64,383
Unrealized appreciation (depreciation) during the year	(1,108,483)	742,594	(242,211)	2,677

Net increase (decrease) in net assets from operations	(329,808)	1,524,384	(161,868)	186,276

Contract transactions:
Net insurance premiums from contract owners	5,315	3,850	3,618	46,278
Transfers between sub-accounts	970,403	92,782	469,775	486,149
Transfers for contract benefits and terminations	(2,658,705)	(2,760,019)	(1,458,839)	(1,883,211)
Contract maintenance charges	(4,997)	-	(2,669)	-
Transfers upon closing of sub-accounts	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(1,687,984)	(2,663,387)	(988,115)	(1,350,784)

Total increase (decrease) in net assets	(2,017,792)	(1,139,003)	(1,149,983)	(1,164,508)

Net assets at beginning of period	15,909,436	17,048,439	8,358,397	9,522,905

Net assets at end of period	$13,891,644	$15,909,436	$7,208,414	$8,358,397

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Delaware VIP Opportunity		Delaware VIP Total Return
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44,977)	$(135,981)	$209,353	$157,090
Realized gain distributions	344,624	3,082,131	-	2,231,997
Realized gains (losses)	1,256,523	191,795	524,230	(16,717)
Unrealized appreciation (depreciation) during the year	2,622,298	(1,452,928)	2,600,805	(2,737,067)

Net increase (decrease) in net assets from operations	4,178,468	1,685,017	3,334,388	(364,697)

Contract transactions:
Net insurance premiums from contract owners	4,917	115,365	3,977	59,677
Transfers between sub-accounts	(844,067)	(426,989)	249,386	(36,701)
Transfers for contract benefits and terminations	(3,198,963)	(2,327,902)	(3,778,952)	(2,468,328)
Contract maintenance charges	(5,584)	-	(7,140)	-
Transfers upon closing of sub-accounts	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(4,043,697)	(2,639,526)	(3,532,729)	(2,445,352)

Total increase (decrease) in net assets	134,771	(954,509)	(198,341)	(2,810,049)

Net assets at beginning of period	20,465,813	21,420,322	23,716,543	26,526,592

Net assets at end of period	$20,600,584	$20,465,813	$23,518,202	$23,716,543

	Delaware VIP Equity Income
	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$98,433	$260,675
Realized gain distributions	-	5,496,290
Realized gains (losses)	611,436	(264,295)
Unrealized appreciation (depreciation) during the year	3,696,037	(6,485,869)

Net increase (decrease) in net assets from operations	4,405,906	(993,199)

Contract transactions:
Net insurance premiums from contract owners	3,674	9,618
Transfers between sub-accounts	(246,288)	180,348
Transfers for contract benefits and terminations	(5,262,675)	(5,086,004)
Contract maintenance charges	(7,934)	-
Transfers upon closing of sub-accounts	-	-

Net increase (decrease) in net assets resulting from contract transactions	(5,513,223)	(4,896,038)

Total increase (decrease) in net assets	(1,107,317)	(5,889,237)

Net assets at beginning of period	23,468,271	29,357,508

Net assets at end of period	$22,360,954	$23,468,271

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 1—Organization

First Investors Life Variable Annuity Fund D (“Separate Account D”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY.

Separate Account D was established by Foresters Life Insurance and Annuity Company (“FLIAC”) and operates in accordance with the regulations of the New York State Department of Financial Services (the “NYDFS”). On July 1, 2020, NNY completed its acquisition of 100% of the outstanding common stock of FLIAC from The Independent Order of Foresters, after receipt of insurance regulatory approval by the NYDFS. Effective July 8, 2020, FLIAC merged into NNY pursuant to a merger agreement.

Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Separate Account D currently consists of 11 investment options (also known as “sub-accounts”) that invest in shares of underlying mutual funds (“Funds”). Until October 4, 2019, the assets of Separate Account D were used to purchase shares of First Investors Life Series Funds, an open-end diversified management investment company registered under the 1940 Act. On October 4, 2019, each series of the First Investors Life Series Funds managed by Foresters Investment Management Company (“FIMCO”), an affiliate of FLIAC, reorganized into a substantially similar series of the Delaware VIP Trust, managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust.

NNY offers two variable annuity contracts through Separate Account D, referred to as Tax Tamer II and First Choice Bonus Annuity. New policies of Tax Tamer II are no longer available for sale. Policyholders may continue to make additional payments under their respective Policy.

The contract holder directs the deposits into the sub-accounts that comprise Separate Account D and bears the investment risk if the sub-accounts do not meet their stated investment objectives. The sub-accounts invest in the Goldman Sachs VIT Government Money Market Fund and the following underlying Delaware VIP Fund Series portfolios: Fund for Income, Growth & Income, Special Situations, International, Growth Equity, Investment Grade, Limited Duration Bond, Opportunity, Total Return, and Equity Income.

On December 4, 2020 shares of the Delaware VIP Government Cash Management Series, the underlying portfolio for the Government Cash Management sub-account, were exchanged for shares of the Goldman Sachs VIT Government Money Market Fund with the same aggregate net asset value, and the sub-account name was changed to Goldman Sachs VIT Government Money Market. The Covered Call Strategy sub-account was closed on December 11, 2020. Shares of the Covered Call Strategy sub-account were exchanged for shares of the Goldman Sachs VIT Government Money Market sub-account with the same aggregate net asset value on the closing date.

NNY and Separate Account D are subject to regulation by the NYDFS and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other assets and liabilities and are legally insulated and not subject to claims against NNY’s general account assets.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 2—Significant Accounting Policies

A.   Basis of Presentation

The financial statements of Separate Account D are presented in conformity with U.S. generally accepted accounting principles (“GAAP”) based on guidance in Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

B.   Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of investments in Separate Account D is determined using valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”). The three levels of inputs within this hierarchy are described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account D has the ability to access.

•

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account D’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820 to add, remove, and modify fair value measurement disclosure requirements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019. Separate Account A adopted the provisions of this guidance for its fiscal year beginning January 1, 2020 and adoption did not have an impact on the financial position, results of operations or changes in net assets of Separate Account D.

C.   Investment income

Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date. Realized gains and losses are recorded on a trade date basis. Reinvested realized gain distributions are recorded when received. Average cost is used as the basis of investments held and sold. The change in the value of the Fund is recorded as unrealized appreciation or depreciation and is included in the accompanying statement of operations.

D.   Federal Income taxes

NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of Separate Account D are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to U.S. federal income tax examination by tax authorities for years before 2016. Separate Account D is not taxed as a regulated investment company under Subchapter M of the Code. Under current provision of the Code, NNY does not expect to incur federal income taxes on the earnings of Separate Account D to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made to Separate Account D for federal income taxes. NNY will periodically review the tax liability of Separate Account D in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against Separate Account D.

E.   Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 2—Significant Accounting Policies (Continued)

matters related to or impacted by the COVID-19 pandemic, such as the possibility for elevated mortality and investment market volatility. Actual results may differ from those estimates. Significant estimates used in determining insurance and contract holder liabilities, income taxes, contingencies and valuation allowances for invested assets are discussed throughout the Notes to Financial Statements.

F.   Subsequent Events

Management has evaluated subsequent events from the balance sheet date through April 6, 2022, the date that the financial statements were available to be issued.

G.   Investments

Shares of the Fund held by the sub-account of Separate Account D are valued at net asset value (“NAV”) per share of the Fund, which values the underlying investment securities at fair value on a daily basis. The NAV is a Level 1 input within the FASB fair value hierarchy since there is a readily determinable market, there are no restrictions on the Fund’s redemption and sufficient transaction volumes exists. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value. Investment transactions are accounted for on a trade date basis and average cost is the basis followed in determining the cost of investments sold for financial statement purposes.

Note 3—Investments

At December 31, 2021, investments in Funds in which the sub-accounts of Separate Account D invest, were presented using the NAV of the Funds. There were no transfers between the Levels in the FASB fair value hierarchy during the year ended December 31, 2021.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Investment Option	Purchases	Sales

Goldman Sachs VIT Government Money Market	$152,880	$1,172,468

Delaware VIP Fund for Income	1,941,827	2,998,365

Delaware VIP Growth & Income	1,185,534	9,948,620

Delaware VIP Special Situations	531,137	5,236,824

Delaware VIP International	1,341,142	3,218,053

Delaware VIP Growth Equity	2,046,792	4,890,397

Delaware VIP Investment Grade	1,743,798	2,706,376

Delaware VIP Limited Duration Bond	503,045	1,442,022

Delaware VIP Opportunity	880,557	4,648,055

Delaware VIP Total Return	950,982	4,301,598

Delaware VIP Equity Income	725,444	6,167,360

Note 4—Changes in Units

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 4—Changes in Units (Continued)

	For the period ended December 31, 2021			For the period ended December 31, 2020

Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Goldman Sachs VIT Government Money Market	17,073	(104,954)	(87,881)	532,781	(202,245)	330,536

Delaware VIP Fund for Income	44,533	(117,000)	(72,467)	39,185	(216,387)	(177,202)

Delaware VIP Growth & Income	7,860	(231,719)	(223,859)	24,293	(295,348)	(271,055)

Delaware VIP Special Situations	11,654	(145,944)	(134,290)	51,098	(163,645)	(112,547)

Delaware VIP International	28,386	(101,837)	(73,451)	12,034	(138,667)	(126,633)

Delaware VIP Growth Equity	32,915	(143,096)	(110,181)	29,566	(187,373)	(157,807)

Delaware VIP Investment Grade	35,074	(103,626)	(68,552)	30,052	(146,589)	(116,537)

Delaware VIP Limited Duration Bond	40,072	(141,505)	(101,433)	98,093	(240,909)	(142,816)

Delaware VIP Opportunity	14,457	(183,123)	(168,666)	57,223	(198,915)	(141,692)

Delaware VIP Total Return	28,811	(253,827)	(225,016)	67,212	(254,633)	(187,421)

Delaware VIP Equity Income	9,468	(173,552)	(164,084)	18,411	(198,899)	(180,488)

Note 5—Financial Highlights

	At December 31,			For the periods ended December 31,

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]

Goldman Sachs VIT Government Money Market

2021	472	10.587	5,001	0.01%	1.40%	(1.39%)

2020	560	10.737	6,016	0.17%	1.40%	(1.23%)

2019	230	10.870	2,517	1.22%	1.40%	(0.06%)

2018	336	10.876	3,674	1.23%	1.40%	(0.17%)

2017	258	10.894	2,809	0.25%	1.40%	(1.14%)

Delaware VIP Fund for Income

2021	770	24.553	18,895	5.16%	1.40%	3.41%

2020	842	23.743	19,999	5.96%	1.40%	6.44%

2019	1,019	22.306	22,741	5.18%	1.40%	11.21%

2018	1,032	20.057	20,697	5.19%	1.40%	(3.94%)

2017	1,013	20.879	21,148	4.98%	1.40%	5.34%

Delaware VIP Growth & Income

2021	1,122	42.662	47,851	1.85%	1.40%	20.49%

2020	1,345	35.407	47,664	2.07%	1.40%	(1.85%)

2019	1,617	36.075	58,340	1.61%	1.40%	23.85%

2018	1,850	29.127	53,910	1.44%	1.40%	(11.42%)

2017	2,026	32.881	66,657	1.53%	1.40%	16.63%

Delaware VIP Special Situations

2021	579	37.259	21,578	0.88%	1.40%	32.41%

2020	713	28.140	20,079	1.69%	1.40%	(3.22%)

2019	826	29.075	24,019	0.70%	1.40%	18.68%

2018	879	24.498	21,539	0.47%	1.40%	(17.76%)

2017	852	29.787	25,373	0.90%	1.40%	16.62%

Delaware VIP International

2021	638	29.097	18,560	0.98%	1.40%	5.37%

2020	711	27.614	19,653	-	1.40%	5.67%

2019	838	26.133	21,907	0.78%	1.40%	23.17%

2018	901	21.217	19,121	0.79%	1.40%	(13.38%)

2017	838	24.494	20,536	1.08%	1.40%	31.11%

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 5—Financial Highlights (Continued)

	At December 31,			For the periods ended December 31,

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Delaware VIP Growth Equity

2021	768	34.452	26,454	0.03%	1.40%	37.29%

2020	878	25.095	22,042	0.42%	1.40%	27.69%

2019	1,036	19.653	20,360	0.30%	1.40%	22.62%

2018	988	16.027	15,839	0.31%	1.40%	(5.13%)

2017	835	16.894	14,109	0.50%	1.40%	30.95%

Delaware VIP Investment Grade

2021	569	24.401	13,892	3.08%	1.40%	(2.11%)

2020	638	24.927	15,909	3.62%	1.40%	10.35%

2019	754	22.589	17,048	3.84%	1.40%	11.06%

2018	870	20.340	17,700	3.95%	1.40%	(3.39%)

2017	946	21.053	19,942	3.89%	1.40%	3.27%

Delaware VIP Limited Duration Bond

2021	757	9.517	7,208	2.15%	1.40%	(2.07%)

2020	859	9.718	8,358	2.80%	1.40%	2.34%

2019	1,002	9.495	9,523	0.65%	1.40%	2.64%

2018	1,124	9.251	10,409	2.03%	1.40%	(1.61%)

2017	320	9.402	3,011	1.72%	1.40%	(0.15%)

Delaware VIP Opportunity

2021	818	25.173	20,601	1.19%	1.40%	21.40%

2020	987	20.735	20,466	0.69%	1.40%	9.26%

2019	1,129	18.978	21,420	1.23%	1.40%	28.30%

2018	1,173	14.792	17,343	0.52%	1.40%	(16.56%)

2017	1,101	17.727	19,518	0.63%	1.40%	17.35%

Delaware VIP Total Return

2021	1,435	16.392	23,518	2.26%	1.40%	14.74%

2020	1,660	14.287	23,717	2.14%	1.40%	(0.50%)

2019	1,847	14.358	26,527	1.91%	1.40%	17.23%

2018	1,956	12.248	23,964	1.61%	1.40%	(8.94%)

2017	1,714	13.450	23,061	1.58%	1.40%	10.20%

Delaware VIP Equity Income

2021	622	35.951	22,361	1.82%	1.40%	20.49%

2020	786	29.837	23,468	2.59%	1.40%	(1.72%)

2019	967	30.358	29,358	3.02%	1.40%	21.00%

2018	1,101	25.089	27,638	1.87%	1.40%	(9.69%)

2017	1,161	27.781	32,272	1.88%	1.40%	13.91%

1. These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2. These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 5—Financial Highlights (Continued)

3. These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

Note 6—Mortality and Expense Risks and Deductions

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, NNY deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D. An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted. These deductions are assessed through a reduction of unit values.

An annual contract maintenance charge of $30 ($35 for First Choice Bonus Annuity contracts) is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 7% (0% to 8% for First Choice Bonus Annuity contracts) of the value of the Accumulation Units surrendered.

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of First Investors Life Variable Annuity Fund D:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise First Investors Life Variable Annuity Fund D (collectively, the Separate Account) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 6, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Goldman Sachs VIT Government Money Market

Delaware VIP Fund for Income

Delaware VIP Growth & Income

Delaware VIP Special Situations

Delaware VIP International

Delaware VIP Growth Equity

Delaware VIP Investment Grade

Delaware VIP Limited Duration Bond

Delaware VIP Opportunity

Delaware VIP Total Return

Delaware VIP Equity Income

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

KPMG LLP

1 Financial Plaza 755 Main Street, 11th Floor

Hartford, CT 06103

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4258 © 2020 The Nassau Companies of New York	12-21